Equipment on Operating Leases - Changes in Cost, Accumulated Depreciation and Impairment Losses, and the Carrying Amounts of Equipment on Operating Leases (Detail) - Equipment on operating leases [member] - JPY (¥)
¥ in Millions
	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	¥ 4,626,063
Ending balance	4,919,916	¥ 4,626,063
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	5,903,574	5,700,511
Additions	2,001,898	2,244,893
Sales or disposal	(1,777,101)	(1,914,083)
Exchange differences on translating foreign operations	174,338	(127,747)
Other
Ending balance	6,302,709	5,903,574
Accumulated depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,277,511)	(1,251,662)
Depreciation	(821,963)	(819,705)
Sales or disposal	740,627	801,133
Exchange differences on translating foreign operations	(40,267)	28,760
Other	16,321	(36,037)
Ending balance	¥ (1,382,793)	¥ (1,277,511)